ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued consulting and outside services	$ 173,900	$ 143,200	$ 221,300
Accrued compensation	95,000	191,000
Total	$ 268,900	$ 334,200	$ 221,300